Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
18.	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Transactions with related parties

During fiscal year 2020, the Company advanced a loan of $91,954 to a shareholder, Mr. Yuan Shen. The loan is interest free and due on demand as of December 31, 2020. The Company has agreed to offset this loan with the other related party balance due to this same shareholder subsequent to yearend. (Refer to Note 18.2) below for balance due to this related party.

During fiscal year 2021, the Company purchased health products of $3,907 from Furuikang biomedical Technology (Zhejiang) Co., Ltd. (“FuruiKang”). The shareholder of Furuikang is a beneficial owner of the Company. The transactions are arm-length transactions. As of December 31, 2021, the amount due from Mr. Zhiyong Tang, the Company’s Chief Executive Officer, was $5,941. This amount was advanced travel fees and non-interest bearing. During the fiscal year 2021, the Company and Ms. Yuan Shen had agreed to offset the advanced loan of $91,954 provided in fiscal year 2020 with the balance due to Ms. Yuan Shen. After the offsetting, the amount due to Mr. Yuan Shen was $119,210 (Refer to Note 18.2). The amount was non-interest bearing and due on demand.

2)	Balances with related parties

As of December 31, 2021, the balance of due from related parties of $5,941 consisted of an advance of $5,941 to Mr. Zhiyong Tang.

As of December 31, 2021, the balance of due to related parties of $123,117 consisted of an advanced fund of $119,210 provided by Ms. Yuan Shen, and a payable of $3,907 to Furuikang.